Disposal of a Subsidiary	12 Months Ended
Dec. 31, 2012
Disposal of a Subsidiary [Abstract]
Disposal of a Subsidiary
4.	DISPOSAL OF A SUBSIDIARY

In January 10, 2012, the Group sold its entire 53.5% equity interest of Shanghai Yiyi Digital Technology Co., Ltd. ("Shanghai Yiyi") to Shanghai Yiyi’s noncontrolling interest shareholders for a cash consideration of $4,207. The Group recognized a gain from the disposal with an amount of $3,566.